Basic and Diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Loss	$ (4,583)	$ (5,959)	$ (58,932)	$ (6,594)	$ (10,542)	$ (65,526)	$ (65,393)	$ (57,720)
Add: Gain on extinguishment of convertible preferred stock								216,386
Net income (loss) attributable to common stockholders, basic	(4,583)		(58,932)		(10,542)	(65,526)	(65,393)	158,666
Less: Warrants, series with dilutive impact only
Less: Convertible preferred stock, series with dilutive impact only								(230,774)
Net loss attributable to common stockholders, dilutive	$ (4,583)		$ (58,932)		$ (10,542)	$ (65,526)	$ (65,393)	$ (72,108)
Denominator:
Weighted-average common shares outstanding, basic (in Shares)	2,079,609		233,660		1,905,837	233,660	789,338	172,187
Add: Warrants, series with dilutive impact only (in Shares)								291,519
Add: Options, with dilutive impact only (in Shares)								1,592
Add: Convertible preferred stock, series with dilutive impact only (in Shares)
Weighted-average shares outstanding, dilutive (in Shares)	2,079,609		233,660		1,905,837	233,660	789,338	465,298